KRAMER LEVIN NAFTALIS & FRANKEL LLP

George P. Attisano
Special Counsel
Phone 212-715-9555
Fax 212-715-8144
GAttisano@KRAMERLEVIN.com

February 15, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	The Victory Variable Insurance Funds
File Nos. 333-62051; 811-8979

Ladies and Gentlemen:

We understand that our client, The Victory Variable Insurance Funds (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, post-effective amendment no. 12 to its registration statement on Form N-1A (the “Amendment”).  Registrant is filing the Amendment primarily to include disclosure concerning Registrant’s new administration and fund accounting agreement with Victory Capital Management Inc. (which also serves as the investment adviser to Registrant’s series) (“VCM”) and the new sub-administration and fund accounting agreement between VCM and BISYS Fund Services Ohio, Inc.

Registrant expects that the Amendment would become automatically effective on April 16, 2007, pursuant to Rule 485(a)(2) under the Securities Act.  We would appreciate receiving any comments you may have at your earliest convenience.  If you have any questions concerning the Amendment, please call me at 212-715-9555.

Very truly yours,

/s/ George P. Attisano
George P. Attisano

cc:	Mark A. Cowan
David C. Brown
Edward J. Veilleux
John A. Danko
Hugh P. Armstrong
Jay G. Baris
Nathan J. Greene

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